Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2019
Deferred Costs Capitalized Prepaid And Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets
4.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following:

	December 31,
	2018	2019
Prepayment of advertising fees	$18,944	$10,105
Advances to suppliers	1,125,187	1,018,164
VAT refund receivable	308,532	222,847
Interest receivable	44,726	24,908
Prepayment of office rental	81,239	47,845
Advances to employees	418,271	397,885
Advances to consulting service fees	17,773	153,444
Consideration receivable	77,300	77,749
Other current assets	317,323	459,994
	$2,409,295	$2,412,941